Remuneration of Auditors - Schedule of Auditors Remuneration Explanatory (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Auditor's remuneration	$ 500,500	$ 969,726	$ 86,500
Group
Disclosure of attribution of expenses by nature to their function [line items]
Audit or Review of Financial Reports	$ 357,500	$ 969,726	$ 86,500
Shares issued under the F-1
Disclosure of attribution of expenses by nature to their function [line items]
Agreed -upon-procedures	118,000
Shelf (F-3) & ATM SEC filing
Disclosure of attribution of expenses by nature to their function [line items]
Agreed -upon-procedures	25,000